[LORD ABBETT LOGO]

      2002
       SEMI-
      ANNUAL
        REPORT

LORD ABBETT
BOND-DEBENTURE FUND








FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2002


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LORD ABBETT BOND-DEBENTURE FUND SEMI-ANNUAL REPORT
FOR THE SIX MONTHS ENDED JUNE 30, 2002

DEAR SHAREHOLDERS: We are pleased to provide an overview of the Fund's strategies and performance for the six months ended June 30, 2002. On this and the following pages, we discuss the factors that influenced performance.

     Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow

ROBERT S. DOW
CHAIRMAN

--------------------------------------------------------------------------------

Q. HOW DID LORD ABBETT BOND-DEBENTURE FUND PERFORM OVER THE SIX MONTHS ENDED JUNE 30, 2002?

A. The Lord Abbett Bond-Debenture Fund Class A shares returned -4.0%(1) in the six months ended June 30, 2002, compared with its peer group, the Lipper High Current Yield Funds Average,(2) which returned -3.8% for the same period. PLEASE REFER TO PAGE 4 FOR STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS.

Q. WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A. One factor detracting from performance in the period was the portfolio's overweighting in the wireless or cellular phone business. The industry as a whole was caught up--unfairly we believe--in the downtrend of the telecommunications sector, where the Fund has been underweight for a long time. During the second quarter, we reduced our exposure to the small independent carriers and strengthened our position in the higher-quality, national integrated carriers or their affiliates, which we believe will be the survivors longer term.

     Other underperformers in the quarter were bonds in the cable and electric utilities sectors, where individual firms suffered from the headlines of their larger brethren. All three sectors--telecommunications, cable and utilities--were heavy issuers in the high-yield market in the 1990s, but their impact is gradually diminishing as the market evolves to include a broader selection of issuers.

     On the positive side, the portfolio holds substantial positions in healthcare, energy, automotive, industrials and defense sectors, all of which made strong contributions to Fund performance in the period. In the high-yield market, bonds purchased for their value in the fourth quarter of 2001 enjoyed a bounce in performance in the first quarter, stemming from a more positive outlook


                                                                              1
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for a U.S. economic recovery. These included bonds in the leisure, defense, technology and aerospace sectors. Also in the first quarter, the prospect for economic growth strengthened the bonds of cyclical companies such as auto parts, chemicals and papers. Anchoring the portfolio were the bonds of companies exhibiting consistently strong performance throughout the business cycle, including healthcare, media, business services and gaming. Additional performance was derived from the portfolio's holdings in investment-grade corporate debt where we identified good companies with the potential for additional credit improvement.

     Despite the difficult equity environment throughout the period, some strength was also shown in convertible bonds. The better performing issues included the bonds of companies in the healthcare and defense-related industries.

     Contributing to performance in the period were the portfolio's Federal National Mortgage Association (Fannie Mae) and Government National Mortgage Association (Ginnie Mae) mortgage bonds, which rose sharply in price, reflecting increased demand in the government bond market.

Q. PLEASE DESCRIBE THE OVERALL MARKET CONDITIONS DURING THE REPORTING PERIOD.

A. The Federal Reserve Board (the "Fed") drew a formal close to its recession-fighting mode in March, with its statement that the risks in the economy now were balanced between economic weakness and inflation. In shifting to a neutral stance, the Fed did not commit itself to raising rates, and it cited continued uncertainty about the sustainability of the modest recovery evidenced so far in the first quarter.

     In the corporate market, companies rushed to issue long-term corporate bonds, trying to lock in current rates. Corporations were also motivated by recent criticism of their reliance on short-term debt--fallout from the recent accounting worries sparked by the collapse of Enron and other corporate entities. Credit agencies, faced with critics of their own, aggressively downgraded the credit-rating of many companies, contributing to the overall volatility of the first quarter.

     The second quarter was a very difficult one for corporate bond investors as even investment-grade bonds--particularly those with a credit rating of A and BBB--were caught up in the "perfect storm" thrashing the financial markets. Among the waves pounding the shore were continued tension overseas, more terrorist threats at home, and a flood of new corporate governance and accounting scandals. The sum total resulted in a crisis of confidence and level of risk aversion not seen in many decades.


2
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     The environment of a slowly recovering economy, little inflation, and low interest rates should have been supportive of the high-yield end of the market--and may still be eventually--but for the most part investors ignored the improving fundamentals and focused instead on the news of more corporate scandals and defaults. On that score, telecommunications, utilities and cable companies continued to dominate the headlines, casting a pall over entire sectors even as individual firms showed strength. Trust, the most important fundamental of the corporate market, was eroded.

     Early in the quarter, investors turned to government bonds, especially mortgage-backed securities (MBS), where yields remained attractive relative to Treasuries. The flight to quality pushed prices higher in the government bond sector overall.

     Outside of the dominant themes, there were some positives in the period, as new higher-quality issuers emerged, adding to an increasingly diverse base of investment opportunity. Telecommunications, once 20% of the high-yield market, accounts for only 7.5% today, as the market continues to purge the excesses of the late 1990s.

Q. PLEASE DISCUSS THE FUND'S ECONOMIC OUTLOOK AND POSITIONING.

A. We believe an economic recovery is underway. We also expect that, until the recovery proves self-sustaining, the Fed will keep interest rates low, in effect creating an excellent environment for high-yield bonds. Unfortunately, as we have observed from the most recent quarter, fundamentals are sometimes ignored as other issues and concerns remain uppermost in investors' minds. We cannot fault them for their concerns--for they are ours as well--but we also believe that the market has overreacted to at least some of these events, pulling the good down with the bad. At some point--when corporate earnings are visible--investors will return to the market. And we believe our fundamental research and focused investment process will add value.

     Over the near term, we will reduce our exposure to bonds of companies where deflationary pressures exist, eliminate nonperformers from the portfolio, and add selectively those bonds of higher-quality issuers in the healthcare, automotive, defense and other sectors where we can find good yields and the potential for attractive total returns. We will, as always, maintain our consistent and disciplined approach to managing money, remaining vigilant in security selection, and focusing on those companies that are well-managed and have visible operating earnings.


                                                                              3
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STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2002 REFLECT
PERFORMANCE OF CLASS A SHARES AT THE MAXIMUM SALES CHARGE OF 4.75%, WITH ALL DISTRIBUTIONS REINVESTED. 1 YEAR: -7.15%, 5 YEARS: 1.82%, 10 YEARS: 6.10%.

(1) Reflects total returns at net asset value for Class A shares, with all distributions reinvested for the period ended June 30, 2002.

(2) Lipper High Current Yield Funds Average aims at high (relative) current yield from fixed income securities, has no quality or maturity restrictions and tends to invest in lower grade debt issues. An investor cannot invest directly in an average or index.

Lipper Inc. is a nationally recognized organization that reports on mutual fund total return performance and calculates fund rankings. Peer averages are based on universes of funds with similar investment objectives. Peer group averages include reinvested dividends and capital gains, if any, and exclude sales charges. (C)2002 REUTERS. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

A NOTE ABOUT RISK: The Fund invests substantially in high-yield securities, sometimes called "junk bonds." These securities carry increased risks of price volatility, illiquidity and the possibility of default in the timely payment of interest and principal. These factors can affect Fund performance.

PERFORMANCE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers several classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Prospectus.

The Fund's portfolio is actively managed and, therefore, allocations are subject to change.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. FOR MORE COMPLETE INFORMATION ABOUT THIS OR ANY LORD ABBETT MUTUAL FUND, INCLUDING RISKS, CHARGES AND ONGOING EXPENSES, PLEASE CALL YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 FOR A PROSPECTUS. AN INVESTOR SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2002

                                                                                       PRINCIPAL
                                                 INTEREST               MATURITY          AMOUNT
INVESTMENTS                                          RATE                   DATE            (000)               VALUE
----------------------------------------------------------------------------------------------------------------------
INVESTMENT-GRADE CORPORATE BONDS 14.48%

AUTOMOTIVE 1.85%
Arvin Meritor, Inc.                                  8.75%              3/1/2012      $    15,000    $     16,104,330
Cummins, Inc.                                        6.25%              3/1/2003            6,500           6,550,811
Ford Motor Credit Corp.(d)                           7.25%            10/25/2011           35,000          35,226,835
Goodyear Tire & Rubber Co.(d)                       7.857%             8/15/2011           17,500          16,163,788
Navistar Int'l. Corp.                               9.375%              6/1/2006           12,000          12,420,000
                                                                                                     ----------------
TOTAL                                                                                                      86,465,764
                                                                                                     ----------------

BROADCASTERS 1.10%
Clear Channel Communications, Inc.(d)                7.65%             9/15/2010           15,000          15,358,965
Fox/Liberty Networks LLC**                     0.00%/9.75%      8/15/2002 & 2007           15,000          15,375,000
Fox/Liberty Networks LLC                            8.875%             8/15/2007           20,000          20,700,000
                                                                                                     ----------------
TOTAL                                                                                                      51,433,965
                                                                                                     ----------------

CABLE TV 0.65%
Cox Communications, Inc.                            6.875%             6/15/2005           20,000          19,883,040
Lenfest Communications, Inc.                         8.25%             2/15/2008           10,000          10,413,860
                                                                                                     ----------------
TOTAL                                                                                                      30,296,900
                                                                                                     ----------------

CAPITAL GOODS 0.34%
Briggs & Stratton                                   8.875%             3/15/2011           15,000          15,825,000
                                                                                                     ----------------

CHEMICALS 0.33%
Ferro Corp.                                         9.125%              1/1/2009           12,000          12,910,104
Methanex Corp.(a)                                    8.75%             8/15/2012            2,250           2,306,250
                                                                                                     ----------------
TOTAL                                                                                                      15,216,354
                                                                                                     ----------------

CONGLOMERATES 0.09%
Tyco Int'l. Group(a)(d)                              6.25%             6/15/2003            5,000           4,351,200
                                                                                                     ----------------

DIVERSIFIED FINANCIAL SERVICES 1.08%
Dun & Bradstreet Corp.                              6.625%             3/15/2006           10,000          10,382,720
Gatx Cap Corp.                                      8.875%              6/1/2009           25,000          25,115,850
Regions Financial Corp.                              7.00%              3/1/2011           14,000          15,015,658
                                                                                                     ----------------
TOTAL                                                                                                      50,514,228
                                                                                                     ----------------


                             SEE NOTES TO FINANCIAL STATEMENTS.                5

JUNE 30, 2002

                                                                                     PRINCIPAL
                                              INTEREST            MATURITY              AMOUNT
INVESTMENTS                                       RATE                DATE                (000)              VALUE
-------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES 1.27%
Kansas City Power & Light Co.                   7.125%          12/15/2005      $        5,000      $    5,327,515
Mirant Americas(d)                              7.625%            5/1/2006              40,000          32,430,280
PPL Energy Supply LLC+                           6.40%           11/1/2011              10,000           9,336,660
Wisconsin Public Service                        6.125%            8/1/2011              12,000          12,140,760
                                                                                                    --------------
TOTAL                                                                                                   59,235,215
                                                                                                    --------------

ENERGY 0.69%
Phillips Petroleum Co.                           8.75%           5/25/2010               7,000           8,324,197
PSEG Energy Holdings(d)                          8.50%           6/15/2011              10,000           9,351,160
PSEG Energy Holdings                            8.625%           2/15/2008              15,000          14,572,800
                                                                                                    --------------
TOTAL                                                                                                   32,248,157
                                                                                                    --------------

FOOD 1.42%
AMBEV (CIA Brasil De Bebidas)+(a)               10.50%          12/15/2011              10,000           7,525,000
Coca-Cola Femsa SA de CV(a)                      8.95%           11/1/2006              10,000          10,925,000
Conagra Foods, Inc.(d)                           6.00%           9/15/2006              12,500          12,998,363
Corn Products Int'l.                             8.45%           8/15/2009               6,000           6,047,592
Dean Foods Co.                                  6.625%           5/15/2009               8,250           7,904,391
Dole Food Co.                                   7.875%           7/15/2013              20,000          20,852,580
                                                                                                    --------------
TOTAL                                                                                                   66,252,926
                                                                                                    --------------

GAMING 0.57%
Harrahs Operating Co., Inc.                      7.50%           1/15/2009              25,000          26,421,819
                                                                                                    --------------

HEALTHCARE 0.63%
Healthsouth Corp+                               7.625%            6/1/2012               3,750           3,721,193
Healthsouth Corp.(d)                            8.375%           10/1/2011              24,500          25,725,000
                                                                                                    --------------
TOTAL                                                                                                   29,446,193
                                                                                                    --------------

HOTELS 0.45%
Hilton Hotel Corp.(d)                            8.25%           2/15/2011              20,000          20,801,880
                                                                                                    --------------

PAPER 1.67%
Abitibi-Consolidated, Inc.(a)(d)                 8.55%            8/1/2010              25,000          26,140,525
Georgia-Pacific Group                           8.125%           6/15/2023              10,000           8,780,780
Georgia-Pacific Group                            8.25%            3/1/2023              24,500          21,787,556

6                    SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2002

                                                                                                      PRINCIPAL
                                                                 INTEREST             MATURITY           AMOUNT
INVESTMENTS                                                          RATE                 DATE             (000)              VALUE
------------------------------------------------------------------------------------------------------------------------------------
International Paper Co.                                             8.125%            7/8/2005      $     5,000      $    5,501,930
Temple-Inland, Inc.(d)                                              7.875%            5/1/2012           15,000          15,850,305
                                                                                                                     --------------
TOTAL                                                                                                                    78,061,096
                                                                                                                     --------------

POLLUTION CONTROL 0.22%
Waste Management, Inc.                                               7.10%            8/1/2026           10,000          10,153,940
                                                                                                                     --------------

SERVICES 0.33%
Avis Group Holdings, Inc.                                           11.00%            5/1/2009           14,000          15,330,000
                                                                                                                     --------------

TECHNOLOGY 1.09%
Computer Associates Int'l., Inc.(d)                                 6.375%           4/15/2005           33,200          30,133,349
Raytheon Co.(d)                                                      6.30%           3/15/2005           20,000          20,841,980
                                                                                                                     --------------
TOTAL                                                                                                                    50,975,329
                                                                                                                     --------------

TELECOMMUNICATIONS 0.70%
Intermedia Communications, Inc.**(b)                          0.00%/12.25%     3/1/2004 & 2009           20,000           2,100,000
Rogers Cantel, Inc.(a)                                               8.30%           10/1/2007           30,000          20,850,000
Rogers Wireless, Inc.(a)(d)                                         9.625%            5/1/2011            5,000           3,425,000
Voicestream Wireless Corp.(d)                                      10.375%          11/15/2009            6,586           6,355,490
                                                                                                                     --------------
TOTAL                                                                                                                    32,730,490
                                                                                                                     --------------
TOTAL INVESTMENT-GRADE CORPORATE BONDS (Cost $694,256,122)                                                              675,760,456
                                                                                                                     ==============
HIGH YIELD CORPORATE DEBT 54.29%

AEROSPACE/DEFENSE 1.20%
Alliant Techsystems, Inc.(d)                                         8.50%           5/15/2011           15,000          15,750,000
BE Aerospace, Inc.                                                  8.875%            5/1/2011            5,000           4,675,000
BE Aerospace, Inc.(d)                                                9.50%           11/1/2008           15,000          14,625,000
Dyncorp, Inc.                                                        9.50%            3/1/2007           20,000          20,800,000
                                                                                                                     --------------
TOTAL                                                                                                                    55,850,000
                                                                                                                     --------------

AIRLINES 0.57%
America West Airlines, Inc.(d)                                      10.75%            9/1/2005           10,000           5,562,500
Continental Airlines, Inc.(d)                                        8.00%          12/15/2005           10,000           8,850,000
Delta Air Lines, Inc.                                              10.375%            2/1/2011            8,750           8,782,830
Piedmont Aviation, Inc.                                             10.35%           3/28/2011            2,000           1,172,008
US Airways, Inc.                                                    10.50%           1/15/2004            2,634           2,208,728
                                                                                                                     --------------
TOTAL                                                                                                                    26,576,066
                                                                                                                     --------------


                        SEE NOTES TO FINANCIAL STATEMENTS.                     7

JUNE 30, 2002

                                                                                             PRINCIPAL
                                                          INTEREST          MATURITY            AMOUNT
INVESTMENTS                                                   RATE              DATE             (000)             VALUE
------------------------------------------------------------------------------------------------------------------------
AUTO PARTS 0.22%
Lear Corp.(d)                                                8.11%         5/15/2009         $  10,000      $ 10,266,100
                                                                                                            ------------

AUTOMOTIVE 2.00%
Collins & Aikman Products Co.(d)                            11.50%         4/15/2006            15,000        14,287,500
Dana Corp.+                                                10.125%         3/15/2010            10,000        10,250,000
Delco Remy Int'l., Inc.(d)                                  11.00%          5/1/2009            22,500        18,562,500
Dura Operating Corp.(d)                                      9.00%          5/1/2009            15,000        14,625,000
Oshkosh Truck Corp.                                          8.75%          3/1/2008            16,250        16,900,000
Tenneco Automotive, Inc.(d)                                11.625%        10/15/2009            15,000        12,600,000
Venture Holdings Trust                                       9.50%          7/1/2005            10,000         6,050,000
                                                                                                            ------------
TOTAL                                                                                                         93,275,000
                                                                                                            ------------

BANKING 0.26%
Ocwen Federal Bank                                          12.00%         6/15/2005             7,000         7,000,000
Ocwen Financial Corp.                                      11.875%         10/1/2003             5,000         5,000,000
                                                                                                            ------------
TOTAL                                                                                                         12,000,000
                                                                                                            ------------

BROADCASTERS 2.35%
Allbritton Communications Co.(d)                             9.75%        11/30/2007            25,500        26,392,500
Block Communications, Inc.+                                  9.25%         4/15/2009            15,000        15,075,000
Cumulus Media, Inc.(d)                                     10.375%          7/1/2008            10,000        10,650,000
Entercom Radio / Capital                                    7.625%          3/1/2014             7,000         6,982,500
Granite Broadcasting Corp.(d)                              10.375%         5/15/2005            11,435        10,577,375
Interep National Radio Sales, Inc.                          10.00%          7/1/2008             6,500         5,752,500
Sinclair Broadcasting Group, Inc. (d)                        8.75%        12/15/2011            10,000        10,050,000
TV Azteca, S.A. de C.V.(a)(d)                               10.50%         2/15/2007            25,000        24,312,500
                                                                                                            ------------
TOTAL                                                                                                        109,792,375
                                                                                                            ------------

BUILDING MATERIALS 1.52%
American Builders & Contractor Supply Co., Inc.            10.625%         5/15/2007             9,200         9,545,000
American Standard Cos., Inc.                                 8.25%          6/1/2009            29,000        30,450,000
American Standard, Inc.(d)                                  7.625%         2/15/2010             5,000         5,175,000
Euramax Int'l. PLC(a)(d)                                    11.25%         10/1/2006            10,500        10,552,500
Nortek, Inc.                                                8.875%          8/1/2008            10,000        10,125,000
Nortek, Inc.(d)                                             9.875%         6/15/2011             5,000         5,075,000
                                                                                                            ------------
TOTAL                                                                                                         70,922,500
                                                                                                            ------------


8               SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2002

                                                                                                      PRINCIPAL
                                                                 INTEREST             MATURITY           AMOUNT
INVESTMENTS                                                          RATE                 DATE             (000)              VALUE
------------------------------------------------------------------------------------------------------------------------------------
CABLE TV 4.20%
Century Communications Corp.(b)(d)                                  8.375%          12/15/2007        $  10,000        $  3,100,000
Century Communications Corp.(b)                                      9.50%            3/1/2005           39,000          11,895,000
Charter Communications Holdings**                             0.00%/13.50%    1/15/2006 & 2011           27,500          10,450,000
Charter Communications Holdings(d)                                  10.00%            4/1/2009           40,000          27,800,000
Charter Communications Holdings(d)                                  10.00%           5/15/2011           15,000          10,200,000
Comcast U.K. Cable Partners Ltd.(a)                                 11.20%          11/15/2007           10,000           9,050,000
CSC Holdings, Inc.(d)                                               8.125%           8/15/2009           16,500          13,680,596
Echostar Broadband Corp.(d)                                        10.375%           10/1/2007            7,500           7,200,000
Echostar DBS Corp.+                                                 9.125%           1/15/2009            8,000           7,360,000
Echostar DBS Corp.(d)                                               9.375%            2/1/2009           10,000           9,300,000
Frontiervision Holdings LP(b)(d)                                   11.875%           9/15/2007           20,000          13,500,000
Frontiervision LP/Capital(b)(d)                                     11.00%          10/15/2006           25,000          21,000,000
Frontiervision Operating Partners LP(b)                            11.875%           9/15/2007           10,000           6,750,000
Globo Communicacoes e Participacos Ltd.+(a)                        10.625%           12/5/2008           20,000           7,250,000
Insight Communications**                                      0.00%/12.25%    2/15/2006 & 2011           15,000           6,525,000
Mediacom LLC(d)                                                      8.50%           4/15/2008           22,500          19,575,000
Renaissance Media Group LLC**                                 0.00%/10.00%    4/15/2003 & 2008           15,000          11,325,000
                                                                                                                       ------------
TOTAL                                                                                                                   195,960,596
                                                                                                                       ------------
CAPITAL GOODS 0.43%
Agco Corp.(d)                                                        9.50%            5/1/2008           10,000          10,625,000
Case Corporation(d)                                                  7.25%            8/1/2005           10,000           9,318,010
                                                                                                                       ------------
TOTAL                                                                                                                    19,943,010
                                                                                                                       ------------

CHEMICALS 2.41%
Acetex Corp.(a)(d)                                                  10.875%            8/1/2009           2,000           2,100,000
Airgas, Inc.                                                          7.75%           9/15/2006           5,000           5,232,175
Airgas, Inc.                                                         9.125%           10/1/2011           4,000           4,240,000
Atlantis Group, Inc.                                                 11.00%           2/15/2003           5,000           4,975,000
Huntsman ICI Chemicals LLC(d)                                       10.125%            7/1/2009          20,000          18,000,000
IMC Global, Inc.(d)                                                  11.25%            6/1/2011          13,000          14,105,000
Lyondell Chemical Co.(d)                                             9.625%            5/1/2007          20,000          19,150,000
NL Industries, Inc.                                                  11.75%          10/15/2003           3,490           3,507,450
OM Group, Inc.+                                                       9.25%          12/15/2011          14,000          14,560,000
Solutia, Inc.(d)                                                      6.72%          10/15/2037          11,900          10,174,500
Texas Petrochemical Corp.                                           11.125%            7/1/2006          20,000          16,300,000
                                                                                                                       ------------
TOTAL                                                                                                                   112,344,125
                                                                                                                       ------------


                        SEE NOTES TO FINANCIAL STATEMENTS.                 9

JUNE 30, 2002

                                                                                                 PRINCIPAL
                                                            INTEREST             MATURITY           AMOUNT
INVESTMENTS                                                     RATE                 DATE             (000)              VALUE
-------------------------------------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS 1.78%
American Greetings Corp.(d)                                     11.75%           7/15/2008         $  12,500        $ 13,750,000
Chattem, Inc.                                                   8.875%            4/1/2008             8,245           8,368,675
Int'l. Flavors & Fragrance                                       6.45%           5/15/2006            15,000          15,618,420
Johnsondiversey, Inc.+                                          9.625%           5/15/2012             2,500           2,625,000
Pennzoil-Quaker State Co.+                                      10.00%           11/1/2008             5,000           5,881,250
Roundy's, Inc.+                                                 8.875%           6/15/2012             8,000           8,020,000
Sealy Mattress Co.**(d)                                  0.00%/10.875%   12/15/2002 & 2007             7,500           7,425,000
Sealy Mattress Co.(d)                                           9.875%          12/15/2007            11,000          11,110,000
The Scotts Co.                                                  8.625%           1/15/2009            10,000          10,362,500
                                                                                                                    ------------
TOTAL                                                                                                                 83,160,845
                                                                                                                    ------------

CONTAINERS 2.15%
Graphic Packaging Corp.+                                        8.625%           2/15/2012            20,000          20,750,000
Owens-Brockway Glass Co.+                                       8.875%           2/15/2009            40,000          40,200,000
Portola Packaging, Inc.                                         10.75%           10/1/2005            10,000           9,900,000
Stone Container Corp.+                                          8.375%            7/1/2012             4,000           4,050,000
Stone Container Corp.                                            9.75%            2/1/2011            12,000          12,900,000
US Can Corp.                                                   12.375%           10/1/2010             4,750           4,013,750
Vicap S.A.(a)(d)                                               11.375%           5/15/2007            10,000           8,725,000
                                                                                                                    ------------
TOTAL                                                                                                                100,538,750
                                                                                                                    ------------

DIVERSIFIED FINANCIAL SERVICES 0.47%
Ventas Realty Lp/Cap Corp.+                                      8.75%           5/1/2009              8,750           8,881,250
Williams Scotsman, Inc.(d)                                      9.875%           6/1/2007              2,000           1,920,000
Willis Corroon Corp.(d)                                          9.00%           2/1/2009             11,000          11,385,000
                                                                                                                    ------------
TOTAL                                                                                                                 22,186,250
                                                                                                                    ------------

DIVERSIFIED MEDIA 0.88%
Ackerley Group, Inc.                                             9.00%          1/15/2009             20,000          22,525,000
Entravision Communications Corp.+(d)                            8.125%          3/15/2009              3,000           3,030,000
Lamar Media Corp.                                               9.625%          12/1/2006             15,000          15,487,500
                                                                                                                    ------------
TOTAL                                                                                                                 41,042,500
                                                                                                                    ------------

ELECTRIC UTILITIES 1.06%
AES Corp.                                                        9.50%           6/1/2009             31,000          20,615,000
Calpine Corp.(d)                                                7.875%           4/1/2008             20,000          13,300,000




10                               SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2002

                                                              PRINCIPAL
                                     INTEREST        MATURITY    AMOUNT
INVESTMENTS                              RATE            DATE      (000)       VALUE
-------------------------------------------------------------------------------------
Calpine Corp.                           8.50%       2/15/2011  $ 15,000 $ 10,125,000
P&L Coal Holdings Corp.                8.875%       5/15/2008     5,000    5,287,500
                                                                        ------------
TOTAL                                                                     49,327,500
                                                                        ------------

ENERGY 4.18%
Chesapeake Energy Corp.+               8.375%       11/1/2008     8,500    8,542,500
Dresser, Inc.+(d)                      9.375%       4/15/2011    13,500   13,736,250
Forest Oil Corp.+                       7.75%        5/1/2014     9,000    8,730,000
Forest Oil Corp.(d)                     8.00%       6/15/2008    15,000   15,112,500
KCS Energy, Inc.                       8.875%       1/15/2006    10,000    7,450,000
KCS Energy, Inc.                       11.00%       1/15/2003    15,000   14,925,000
Key Energy Services, Inc.              8.375%        3/1/2008    13,500   13,905,000
Lone Star Technologies, Inc.(d)         9.00%        6/1/2011     3,000    2,880,000
Magnum Hunter+                          9.60%       3/15/2012     5,000    5,175,000
Mission Resources Corp.(d)            10.875%        4/1/2007     6,500    5,362,500
Parker Drilling Co.+                  10.125%      11/15/2009    22,000   23,100,000
Pecom Energia S.A.+(a)                  9.00%       1/30/2004    12,500    6,437,500
Pogo Producing Co.                      8.75%       5/15/2007    10,000   10,187,500
Pogo Producing Co.                    10.375%       2/15/2009     8,000    8,640,000
Ram Energy, Inc.                       11.50%       2/15/2008     4,250    2,167,500
Range Resources Corp.                   8.75%       1/15/2007    21,000   21,420,000
Stone Energy Corp.+(d)                  8.25%      12/15/2011     5,000    5,025,000
Swift Energy Co.(d)                    9.375%        5/1/2012    15,000   14,212,500
Tesoro Petroleum Corp.+(d)             9.625%        4/1/2012     3,500    3,220,000
Vintage Petroleum, Inc.                8.625%        2/1/2009     5,000    4,725,000
                                                                        ------------
TOTAL                                                                    194,953,750
                                                                        ------------

ENTERTAINMENT 0.26%
Boyd Gaming Corp.+                      8.75%       4/15/2012    10,000   10,100,000
Chumash Casino & Resort+                9.00%       7/15/2010     2,250    2,289,375
                                                                        ------------
TOTAL                                                                     12,389,375
                                                                        ------------

FOOD 2.29%
American Seafood Group L.L.C.+        10.125%       4/15/2010    11,500   11,672,500
Dean Foods Co.                          8.15%        8/1/2007    15,000   15,544,980
Del Monte Foods Co.(d)                  9.25%       5/15/2011    10,000   10,450,000
Great Atlantic & Pacific Tea(d)         7.75%       4/15/2007    10,000    9,250,000
Great Atlantic & Pacific Tea(d)        9.125%      12/15/2011    15,000   14,025,000


             SEE NOTES TO FINANCIAL STATEMENTS.                       11

JUNE 30, 2002

                                                               PRINCIPAL
                                      INTEREST       MATURITY    AMOUNT
INVESTMENTS                               RATE           DATE      (000)        VALUE
-------------------------------------------------------------------------------------

Gruma S.A. de CV(a)                    7.625%      10/15/2007 $  12,500 $ 12,125,000
Ingles Markets, Inc.+(d)               8.875%       12/1/2011    15,000   15,000,000
Land O Lakes, Inc.+                     8.75%      11/15/2011    10,000    9,450,000
Leiner Health Products, Inc.           9.625%        7/1/2007     1,441        1,441
Michael Foods, Inc.(d)                 11.75%        4/1/2011     8,500    9,307,500
                                                                        ------------
TOTAL                                                                    106,826,421
                                                                        ------------

GAMING 2.94%
Aztar Corp.(d)                         8.875%       5/15/2007    25,000   25,281,250
Isle of Capri Casinos+                  9.00%       3/15/2012    15,000   15,225,000
Mandalay Resorts Group(d)              9.375%       2/15/2010    18,000   18,720,000
Mohegan Tribal Gaming+                  8.00%        4/1/2012    10,000   10,087,500
Mohegan Tribal Gaming Authority(d)      8.75%        1/1/2009    45,000   46,856,250
Park Place Entertainment Corp.(d)      9.375%       2/15/2007    20,000   20,950,000
                                                                        ------------
TOTAL                                                                    137,120,000
                                                                        ------------

HEALTHCARE 3.71%
Advance PCS(d)                          8.50%        4/1/2008    10,000   10,375,000
Biovail Corp.(a)(d)                    7.875%        4/1/2010    10,250    9,942,500
Coventry Health Care(d)                8.125%       2/15/2012    15,000   15,375,000
Extendicare Health+                     9.50%        7/1/2010     3,000    3,018,750
Fresenius Medical Capital Trust(d)     7.875%        2/1/2008    20,000   18,050,000
Hanger Orthopedic Group, Inc.         10.375%       2/15/2009     7,500    7,837,500
Hanger Orthopedic Group, Inc.(d)       11.25%       6/15/2009     7,500    7,593,750
Healthsouth Corp.(d)                   10.75%       10/1/2008    15,000   16,650,000
Integrated Health Services, Inc.(b)     9.50%       9/15/2007    20,000      200,000
Pacificare Health Sys, Inc.+           10.75%        6/1/2009    25,000   25,718,750
Prime Medical Services, Inc.            8.75%        4/1/2008    18,000   17,010,000
Rotech Healthcare, Inc.+                9.50%        4/1/2012    15,000   15,375,000
Senior Housing Trust                   8.625%       1/15/2012    10,000   10,350,000
Triad Hospitals, Inc.(d)                8.75%        5/1/2009    15,000   15,750,000
                                                                        ------------
TOTAL                                                                    173,246,250
                                                                        ------------

HOMEBUILDERS 1.63%
Beazer Homes USA, Inc.+                8.375%       4/15/2012     7,000    7,105,000
D. R. Horton, Inc.                     10.00%       4/15/2006    20,000   20,550,000
Lennar Corp.                           7.625%        3/1/2009    15,000   15,300,000


12                                    SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2002

                                                               PRINCIPAL
                                      INTEREST       MATURITY    AMOUNT
INVESTMENTS                               RATE           DATE      (000)        VALUE
-------------------------------------------------------------------------------------
M.D.C. Holdings, Inc.                  8.375%        2/1/2008 $  17,500 $ 17,762,500
Schuler Homes, Inc.                    9.375%       7/15/2009    15,000   15,375,000
                                                                         -----------
TOTAL                                                                     76,092,500
                                                                         -----------

HOTELS 1.11%
Felcor Lodging LP                       8.50%        6/1/2011    15,000   14,775,000
HMH Properties, Inc.(d)                7.875%        8/1/2008    10,000    9,575,000
Host Marriott LP(d)                     9.25%       10/1/2007    20,000   20,200,000
John Q Hammons+                        8.875%       5/15/2012     7,500    7,387,500
                                                                         -----------
TOTAL                                                                     51,937,500
                                                                         -----------

LEISURE 1.03%
Aztar Corp.(d)                          9.00%       8/15/2011    10,000   10,212,500
Park Place Entertainment Corp.(d)      8.125%       5/15/2011    15,000   15,000,000
Six Flags, Inc.                         9.50%        2/1/2009    15,000   15,375,000
Venetian Casino+                       11.00%       6/15/2010     7,500    7,584,375
                                                                         -----------
TOTAL                                                                     48,171,875
                                                                         -----------

MINERALS/METALS 0.45%
Century Aluminum Co.(d)                11.75%       4/15/2008    12,000   12,960,000
Silgan Holdings+                        9.00%        6/1/2009     1,000    1,035,000
Trimas Corp.+                          9.875%       6/15/2012     7,000    7,017,500
                                                                         -----------
TOTAL                                                                     21,012,500
                                                                         -----------

MISCELLANEOUS 0.21%
Cathay Int'l. Ltd.+(a)                 13.50%       4/15/2008     2,332    1,941,390
Williams Scotsman, Inc.+               9.875%        6/1/2007     8,000    7,680,000
                                                                         -----------
TOTAL                                                                      9,621,390
                                                                         -----------

PAPER 1.77%
Buckeye Technologies, Inc.              8.00%      10/15/2010    10,000    8,250,000
Corp Durango Sa De Cv+(a)              13.75%       7/15/2009    10,000    8,325,000
Fonda Group, Inc.                       9.50%        3/1/2007    11,500    9,832,500
Four M Corp.                           12.00%        6/1/2006    10,200   10,506,000
Longview Fibre Co.+                    10.00%       1/15/2009    10,000   10,425,000
Packaging Corp. of America             9.625%        4/1/2009     5,000    5,425,000
Tembec Industries, Inc.(a)              7.75%       3/15/2012    12,425   12,393,938
Tembec Industries, Inc.(a)(d)          8.625%       6/30/2009    17,000   17,595,000
                                                                         -----------
TOTAL                                                                     82,752,438
                                                                         -----------


SEE NOTES TO FINANCIAL STATEMENTS.                               13

JUNE 30, 2002

                                                                    PRINCIPAL
                                           INTEREST       MATURITY    AMOUNT
INVESTMENTS                                    RATE           DATE      (000)        VALUE
------------------------------------------------------------------------------------------
POLLUTION CONTROL 1.79%
Allied Waste North America, Inc.(d)         7.875%        1/1/2009 $  25,000 $ 24,125,000
Allied Waste North America, Inc.(d)         10.00%        8/1/2009    60,000   59,254,800
                                                                               ----------
TOTAL                                                                          83,379,800
                                                                               ----------

PUBLISHING/PRINTING 0.22%
R.H. Donnelly, Inc.                         9.125%        6/1/2008    10,000   10,400,000
                                                                               ----------

REIT 0.39%
B.F. Saul Reit                               9.75%        4/1/2008    18,500   18,407,500
                                                                               ----------

RETAIL 0.87%
Advanced Stores Co., Inc.                   10.25%       4/15/2008    10,000   10,550,000
Amazon.com, Inc.**                    0.00%/10.00% 5/1/2003 & 2008    12,000   10,980,000
AutoNation, Inc.(d)                          9.00%        8/1/2008     5,000    5,175,000
Dollar General Corp.                        8.625%       6/15/2010     3,000    3,053,517
Office Depot, Inc.                          10.00%       7/15/2008    10,000   11,050,000
                                                                               ----------
TOTAL                                                                          40,808,517
                                                                               ----------

SERVICES 1.47%
Iron Mountain, Inc.                         8.625%        4/1/2013    20,000   20,550,000
Iron Mountain, Inc.                          8.75%       9/30/2009    25,000   25,687,500
Kindercare Learning Centers, Inc.            9.50%       2/15/2009     7,500    7,462,500
Pierce Leahy Corp.                          9.125%       7/15/2007    10,000   10,425,000
UNICCO Service Co.                          9.875%      10/15/2007     4,444    4,288,460
                                                                               ----------
TOTAL                                                                          68,413,460
                                                                               ----------

STEEL/METALS 1.11%
AK Steel Corp.+(d)                           7.75%       6/15/2012     6,000    5,970,000
Armco, Inc.                                  9.00%       9/15/2007    27,000   27,675,000
International Wire Group, Inc.(d)           11.75%        6/1/2005    10,000    9,000,000
Republic Technology, Inc.(b)                13.75%       7/15/2009    10,000      700,000
WCI Steel, Inc.(d)                          10.00%       12/1/2004    15,000    8,475,000
                                                                               ----------
TOTAL                                                                          51,820,000
                                                                               ----------

SUPERMARKETS 0.33%
Stater Brothers Holdings, Inc.(d)           10.75%       8/15/2006    15,000   15,525,000
                                                                               ----------



14                                  SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2002

                                                               PRINCIPAL
                                      INTEREST       MATURITY    AMOUNT
INVESTMENTS                               RATE           DATE      (000)        VALUE
-------------------------------------------------------------------------------------
TECHNOLOGY 2.39%
Fisher Scientific Int'l., Inc.          9.00%        2/1/2008 $  20,000  $ 20,550,000
L-3 Communications Corp.+              7.625%       6/15/2012    17,500    17,631,250
L-3 Communications Corp.              10.375%        5/1/2007    20,000    21,125,000
Seagate Tech Hdd Holding+               8.00%       5/15/2009    10,500    10,552,500
Unisys Corp.(d)                        8.125%        6/1/2006    25,000    24,875,000
Xerox Corp.(d)                          5.50%      11/15/2003     5,000     4,375,000
Xerox Corp.+(d)                         9.75%       1/15/2009    15,000    12,375,000
                                                                        -------------
TOTAL                                                                     111,483,750
                                                                        -------------

TELECOMMUNICATIONS 3.64%
Alamosa Delaware, Inc.(d)              12.50%        2/1/2011    31,000     8,835,000
Alamosa Delaware, Inc.                13.625%       8/15/2011    13,500     4,117,500
Crown Castle Int'l. Corp.(d)           9.375%        8/1/2011     1,000       635,000
Crown Castle Int'l. Corp.              10.75%        8/1/2011    30,000    19,950,000
Dobson Communications Corp.(d)        10.875%        7/1/2010    15,000     8,925,000
Level 3 Communications, Inc.           11.25%       3/15/2010    20,000     7,000,000
Nextel Communications, Inc.(d)          9.50%        2/1/2011    50,000    24,750,000
Nextel Communications, Inc.(d)         12.00%       11/1/2008    35,000    19,337,500
Rural Cellular Corp.                    9.75%       1/15/2010    12,000     5,820,000
SBA Communications Corp.**(d)    0.00%/12.00% 3/1/2003 & 2008    13,000     7,345,000
SBA Communications Corp.               10.25%        2/1/2009    15,000     9,075,000
Telecorp PCS, Inc.(d)                 10.625%       7/15/2010     6,800     6,392,000
Telefonica De Argentina+(a)(d)         9.125%        5/7/2008    15,000     6,525,000
Time-Warner Telecom, Inc.(d)          10.125%        2/1/2011    18,250     8,668,750
Tritel PCS, Inc.                      10.375%       1/15/2011     9,301     8,510,415
Triton PCS, Inc.**               0.00%/11.00% 5/1/2003 & 2008    26,100    16,312,500
Western Wireless Corp.                 10.50%        2/1/2007    18,000     7,650,000
                                                                        -------------
TOTAL                                                                     169,848,665
                                                                        -------------

TEXTILES 1.00%
Guess, Inc.                             9.50%       8/15/2003    10,500    9,922,500
Interface, Inc.(d)                      9.50%      11/15/2005    25,000   25,218,750
Levi Strauss & Co.(d)                 11.625%       1/15/2008    12,000   11,460,000
                                                                       -------------
TOTAL                                                                     46,601,250
                                                                       -------------
TOTAL HIGH YIELD CORPORATE DEBT (Cost $2,854,074,791)                  2,533,997,558
                                                                       =============

SEE NOTES TO FINANCIAL STATEMENTS.                                15

JUNE 30, 2002

                                                               PRINCIPAL
                                      INTEREST       MATURITY    AMOUNT
INVESTMENTS                               RATE           DATE      (000)        VALUE
-------------------------------------------------------------------------------------
EMERGING MARKETS SOVEREIGN DEBT 0.65%

MEXICO 0.55%
United Mexican States(a)(d)           10.375%       2/17/2009 $  22,500 $ 25,785,000
                                                                        -------------

PANAMA 0.10%
Republic of Panama(a)                  9.375%       7/23/2012     5,000    4,712,500
                                                                        -------------
TOTAL EMERGING MARKETS SOVEREIGN DEBT (Cost $29,504,105)                  30,497,500
                                                                        =============

CONVERTIBLE DEBT 10.18%

AUTOMOTIVE 0.43%
Deutsche Bank Financial                 2.75%        2/8/2008    10,750   10,497,128
Tower Automotive, Inc.(d)               5.00%        8/1/2004    10,000    9,575,000
                                                                        -------------
TOTAL                                                                     20,072,128
                                                                        -------------

BANKING 0.33%
EOP Operating LP                        7.25%      11/15/2008    14,000   15,155,000
                                                                        -------------

CAPITAL GOODS 0.50%
Credit Suisse First Boston              2.00%        5/1/2010    12,000    9,900,000
Danaher Corp.                     Zero Coupon       1/22/2021    20,000   13,200,000
                                                                        -------------
TOTAL                                                                     23,100,000
                                                                        -------------

CONSUMER PRODUCTS 0.67%
Central Garden & Pet Co.                6.00%      11/15/2003     5,250    4,915,313
Getty Images, Inc.(d)                   5.00%       3/15/2007     6,000    5,010,000
Interpublic Group of Cos.               1.87%        6/1/2006    26,000   20,475,000
Pep Boys--Manny, Moe & Jack+            4.25%        6/1/2007     1,000    1,012,500
                                                                        -------------
TOTAL                                                                     31,412,813
                                                                        -------------

DIVERSIFIED FINANCIAL SERVICES 0.29%
Merrill Lynch & Co.                     1.50%      12/15/2005    15,000   13,689,000
                                                                        -------------

ENERGY 1.16%
Anadarko Petroleum Corp.          Zero Coupon        3/7/2020    25,000   16,062,500
Cooper Cameron Corp.                    1.75%       5/17/2021     9,500    9,060,625
Hanover Compressor Co.                  4.75%       3/15/2008     7,600    6,137,000
Parker Drilling Co.(d)                  5.50%        8/1/2004    20,000   19,025,000
Range Resources Corp.                   6.00%        2/1/2007     4,700    3,754,125
                                                                        -------------
TOTAL                                                                     54,039,250
                                                                        -------------


16                                 SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2002

                                                                    PRINCIPAL
                                           INTEREST       MATURITY    AMOUNT
INVESTMENTS                                    RATE           DATE      (000)        VALUE
------------------------------------------------------------------------------------------
HEALTHCARE 1.12%
Affymetrix, Inc.                             4.75%       2/15/2007 $  15,000 $ 12,487,500
Cell Therapeutics, Inc.                      5.75%       6/15/2008     8,500    4,430,625
IVAX Corp.                                   5.50%       5/15/2007    17,500   14,328,125
Protein Design Labs, Inc.                    5.50%       2/15/2007     4,000    3,210,000
Universal Health Services, Inc.             0.426%       6/23/2020    29,000   18,016,250
                                                                              -----------
TOTAL                                                                          52,472,500
                                                                              -----------

LEISURE 0.23%
Royal Caribbean Cruises Ltd.**(a)      Zero Coupon        2/2/2021    30,000   10,912,500
                                                                              -----------

MISCELLANEOUS 0.09%
United Parcel Service, Inc.                  1.75%       9/27/2007     4,000    4,115,000
                                                                              -----------

PUBLISHING/PRINTING 0.21%
Mail-Well, Inc.                              5.00%       11/1/2002    10,200   10,008,750
                                                                              -----------

TECHNOLOGY 4.86%
Affiliated Computers Services, Inc.          3.50%       2/15/2006     9,500   12,076,875
Amdocs Ltd.(a)                               2.00%        6/1/2008    15,000   13,031,250
Arbor Software Corp.                         4.50%       3/15/2005    10,000    9,050,000
Bisys Group, Inc.                            4.00%       3/15/2006    15,500   18,231,875
Burr-Brown Corp.                             4.25%       2/15/2007     1,750    1,769,688
Doubleclick, Inc.                            4.75%       3/15/2006    12,500   10,390,625
EDO Corp.+                                   5.25%       4/15/2007     7,500    8,728,125
First Data Corp.                             2.00%        3/1/2008     5,000    5,250,000
L-3 Communications Holdings Corp.(d)         4.00%       9/15/2011     3,000    3,645,000
LSI Logic Corp.                              4.00%       2/15/2005    20,000   17,050,000
LSI Logic Corp.                              4.25%       3/15/2004     4,000    3,770,000
Manugistics Group, Inc.                      5.00%       11/1/2007    25,000   16,625,000
Mentor Graphics Corp.+                      6.875%       6/15/2007     4,000    3,980,000
Mercury Interactive Corp.                    4.75%        7/1/2007    15,000   12,075,000
Orbital Sciences Corp.                       5.00%       10/1/2002     6,000    5,692,500
Rational Software Corp.(d)                   5.00%        2/1/2007    18,500   15,193,125
RF Micro Devices, Inc.                       3.75%       8/15/2005    12,500    9,843,750
Sandisk Corp.+                               4.50%      11/15/2006     4,500    4,449,375
Sanmina Corp.                          Zero Coupon       9/12/2020    40,000   14,800,000
STMicroelectronics(a)                  Zero Coupon       9/22/2009    10,000    8,750,000
Symantec Corp.+(a)                           3.00%       11/1/2006     9,000   10,923,750


SEE NOTES TO FINANCIAL STATEMENTS.                            17

JUNE 30, 2002

                                                               PRINCIPAL
                                      INTEREST       MATURITY    AMOUNT
INVESTMENTS                               RATE           DATE      (000)        VALUE
-------------------------------------------------------------------------------------
Thermo Electron Corp.                   4.00%       1/15/2005  $  1,000  $    958,750
Vitesse Semiconductor Corp.             4.00%       3/15/2005    15,000    11,700,000
Wind River Systems, Inc.+               3.75%      12/15/2006    12,500     8,765,625
                                                                         ------------
TOTAL                                                                     226,750,313
                                                                         ------------

TELECOMMUNICATIONS 0.29%
Juniper Networks, Inc.                  4.75%       3/15/2007    15,000     9,262,500
Nextel Communications, Inc.(d)          5.25%       1/15/2010    10,000     4,187,500
                                                                         ------------
TOTAL                                                                      13,450,000
                                                                         ------------
TOTAL CONVERTIBLE DEBT (Cost $507,269,998)                                475,177,254
                                                                         ============


                                                                 SHARES
                                                                 ------
PREFERRED STOCKS 0.56%

CABLE TV 0.28%
CSC Holdings, Inc.                    11.125%                   150,000     9,637,500
CSC Holdings, Inc.                     11.75%                    50,000     3,362,500
                                                                         ------------
TOTAL                                                                      13,000,000
                                                                         ------------

ELECTRIC UTILITIES 0.28%
California Federal Capital             9.125%                   500,000    13,055,000
                                                                         ------------
TOTAL PREFERRED STOCKS (Cost $34,107,500)                                  26,055,000
                                                                         ============

CONVERTIBLE-PREFERRED STOCKS 3.73%

AUTOMOTIVE 0.12%
Ford Motor Co. Cap Tr II                6.50%                   100,000     5,625,000
                                                                         ------------

BANKING 0.28%
Washington Mutual, Inc.                5.375%                   250,000    13,156,250
                                                                         ------------

BROADCASTERS 0.23%
Cox Communications, Inc.                7.00%                   150,000     6,114,000
Sinclair Broadcasting Group, Inc.       6.00%                   127,000     4,699,000
                                                                         ------------
TOTAL                                                                      10,813,000
                                                                         ------------

ELECTRIC UTILITIES 0.67%
AES Trust VII(d)                        6.00%                   192,500     4,379,375
Dominion Resources, Inc.                9.50%                   300,000    18,210,000
NRG Energy, Inc.                        6.50%                   750,000     8,475,000
                                                                         ------------
TOTAL                                                                      31,064,375
                                                                         ------------


18                                    SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2002


                                     INTEREST
INVESTMENTS                              RATE                   SHARES         VALUE
------------------------------------------------------------------------------------

ENERGY 0.29%
Kerr-McGee Corp.                        5.50%                   150,000  $ 6,975,000
Lomak Financing Trust                   5.75%                    54,300    1,656,150
Semco Energy, Inc.                     11.00%                   550,000    4,653,000
                                                                         -----------
TOTAL                                                                     13,284,150
                                                                         -----------

INSURANCE 0.50%
Ace Ltd.                                8.25%                   150,000    9,661,500
Metlife, Inc.                           8.00%                   100,000    8,883,000
Reinsurance Group of America(d)         5.75%                   100,000    4,970,000
                                                                         -----------
TOTAL                                                                     23,514,500
                                                                         -----------

LEISURE 0.08%
Six Flags, Inc.                         7.25%                   151,000    3,488,100
                                                                         -----------

MINERALS/METALS 0.11%
Phelps Dodge Corp.                      6.75%                    50,000    5,275,000
                                                                         -----------

PAPER 0.59%
Georgia-Pacific Corp.(d)                7.50%                   350,000    9,289,000
Int'l. Paper Capital Trust(d)           5.25%                   150,000    7,275,000
Temple-Inland, Inc.(d)                  7.50%                   200,000   10,980,000
                                                                         -----------
TOTAL                                                                     27,544,000
                                                                         -----------

RAILROADS 0.22%
Canadian National Railway Co.(b)(d)     5.25%                    74,000    5,043,100
Union Pac Cap Tr(d)                     6.25%                   100,000    5,250,000
                                                                         -----------
TOTAL                                                                     10,293,100
                                                                         -----------

TECHNOLOGY 0.49%
Electronic Data Systems Corp.(d)       7.625%                   350,000   13,020,000
Raytheon Co.(a)                         8.25%                   150,000    9,937,500
                                                                         -----------
TOTAL                                                                     22,957,500
                                                                         -----------

TELECOMMUNICATIONS 0.15%
AMDOCS Automatic Co.                    6.75%                   150,000    1,140,000
Cox Communications, Inc.                7.75%                   150,000    4,395,000
Mediaone Group                          7.00%                    97,500    1,458,600
                                                                         -----------
TOTAL                                                                      6,993,600
                                                                         -----------
TOTAL CONVERTIBLE-PREFERRED STOCKS (Cost $210,272,543)                   174,008,575
                                                                         ===========


SEE NOTES TO FINANCIAL STATEMENTS.                                  19

JUNE 30, 2002


INVESTMENTS                                                      SHARES        VALUE
------------------------------------------------------------------------------------
COMMON STOCKS 0.14%

CAPITAL GOODS 0.14%
Horizon Natural Resources Co.*                                  581,234  $ 6,393,574
                                                                         -----------

STEEL/METALS 0.00%
Republic Technology, Inc.*                                       10,000          100
                                                                         -----------

TELECOMMUNICATIONS 0.00%
Nextel Communications, Inc.*(d)                                  40,280      129,299
                                                                         -----------
TOTAL COMMON STOCKS (Cost $12,382,119)                                     6,522,973
                                                                         ===========


                                                              PRINCIPAL
                                     INTEREST        MATURITY    AMOUNT
                                         RATE            DATE     (000)
                                     --------       --------- ---------
COMMERCIAL MORTGAGE-BACKED SECURITIES   0.46%
Credit Suisse First Boston Corp.        6.30%      11/11/2030  $ 20,000   21,032,620
GE Capital Mortgage Services, Inc.      7.00%      10/25/2010       365      368,889
                                                                         -----------
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $19,576,844)            21,401,509
                                                                         ===========

FEDERAL NATIONAL MORTGAGE ASSOCIATION PASS-THROUGH SECURITIES 6.72%
Federal National Mortgage Assoc.        7.00%    2029 to 2032   157,814  163,620,273
Federal National Mortgage Assoc.        7.50%    2030 to 2032    61,015   64,085,172
Federal National Mortgage Assoc.        8.00%    2030 to 2031    75,055   79,766,197
Federal National Mortgage Assoc.        8.50%        7/1/2030     5,973    6,375,454
                                                                         -----------
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION PASS-THROUGH
SECURITIES (Cost $307,525,781)                                           313,847,096
                                                                         ===========

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION PASS-THROUGH SECURITIES 0.98%
Government National Mortgage Assoc.     8.00%       3/15/2032    42,946   45,715,861
                                                                         -----------
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
PASS-THROUGH SECURITIES (Cost $45,451,958)

U.S. GOVERNMENT & AGENCY 4.18%
Federal Home Loan Mortgage Corp.        5.50%       7/15/2006    45,000   47,199,600
Federal Home Loan Mortgage Corp.        7.00%       7/15/2005   100,000  109,504,000
U.S. Treasury Note                      6.75%       5/15/2005    35,000   38,199,000
                                                                         -----------
TOTAL U.S. GOVERNMENT & AGENCY (Cost $187,746,281)                       194,902,600
                                                                         ===========


20                                     SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2002

                                                                             PRINCIPAL
                                               INTEREST        MATURITY         AMOUNT
INVESTMENTS                                        RATE            DATE           (000)           VALUE
-------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 1.29%

REPURCHASE AGREEMENT 1.29%
Repurchase Agreement dated 6/28/2002
with State Street Bank collateralized
by $10,450,000 of Federal Home Loan
Mortgage Corp., zero coupon due 4/15/2004,
$41,530,000 of Federal National Mortgage
Association at 7.125% due 1/15/2030,
$2,825,000 of Federal Home Loan Bank at
5.125% due 10/15/2003 value-$61,578,975;
proceeds: $60,378,130 (Cost $60,368,571)          1.90%        7/1/2002        $60,368$     $ 60,368,571
                                                                                          --------------
TOTAL INVESTMENTS 97.66% (Cost $4,962,536,613)                                            $4,558,254,953
                                                                                          --------------

  *    Non-income producing security.
 ** Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
    +  Restricted security under Rule 144A.
  (a)  Foreign security denominated in U.S. dollars.
  (b)  Defaulted security.
  (c)  Fair valued security.
  (d)  Security (or a portion of security) on loan.
  (e) Security defaulted on 8/15/2002 and is fair valued by Management and the Board of Directors.
REIT - Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS.                                           21

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
June 30, 2002


ASSETS:

   Investment in securities, at value (cost $4,962,536,613)           $4,558,254,953
   Market value of collateral for securities loaned                      570,408,560
   Receivables:
     Interest and dividends                                               99,440,258
     Investment securities sold                                          104,546,602
     Capital shares sold                                                  23,466,427
   Prepaid expenses and other assets                                         483,074
------------------------------------------------------------------------------------
   TOTAL ASSETS                                                        5,356,599,874
------------------------------------------------------------------------------------
LIABILITIES:

   Securities lending collateral                                         570,408,560
   Payables:
     Investment securities purchased                                     100,591,160
     Capital shares reacquired                                             9,589,094
     Management fee                                                        1,785,299
     12b-1 distribution fees                                               3,888,858
     Directors' fees                                                         703,279
     To affiliate                                                             63,863
     To bank                                                                 720,259
   Accrued expenses                                                        1,267,418
------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                     689,017,790
====================================================================================
NET ASSETS                                                            $4,667,582,084
====================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                        5,785,120,359
Distributions in excess of net investment income                         (24,847,156)
Accumulated net realized loss on investments and foreign
  currency related transactions                                         (688,409,769)
Net unrealized depreciation on investments and
  foreign currency related transactions                                 (404,281,350)
------------------------------------------------------------------------------------
NET ASSETS                                                            $4,667,582,084
====================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                        $2,639,801,200
Class B Shares                                                        $1,183,106,499
Class C Shares                                                        $  772,899,655
Class P Shares                                                        $   13,395,457
Class Y Shares                                                        $   58,379,273

OUTSTANDING SHARES BY CLASS:
Class A Shares                                                           362,550,819
Class B Shares                                                           162,287,911
Class C Shares                                                           105,849,468
Class P Shares                                                             1,815,531
Class Y Shares                                                             8,033,824

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (NET ASSETS DIVIDED BY OUTSTANDING SHARES):

Class A Shares-Net asset value                                                 $7.28
Class A Shares-Maximum offering price (Net
asset value plus sales charge of 4.75%)                                        $7.64
Class B Shares-Net asset value                                                 $7.29
Class C Shares-Net asset value                                                 $7.30
Class P Shares-Net asset value                                                 $7.38
Class Y Shares-Net asset value                                                 $7.27


22                                          SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (UNAUDITED)
For the Six Months Ended June 30, 2002


INVESTMENT INCOME:
Interest                                                               $ 189,149,404
Dividends                                                                  8,813,852
------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  197,963,256
------------------------------------------------------------------------------------
EXPENSES:
Management fee                                                            10,426,188
12b-1 distribution plan-Class A                                            5,089,179
12b-1 distribution plan-Class B                                            5,823,398
12b-1 distribution plan-Class C                                            3,188,432
12b-1 distribution plan-Class P                                               22,108
Shareholder servicing                                                      2,659,879
Reports to shareholders                                                      365,497
Fund administration                                                           95,603
Subsidy (see Note 3)                                                          81,088
Custody                                                                       77,958
Professional                                                                  72,116
Directors' fees                                                               69,093
Other                                                                         75,236
------------------------------------------------------------------------------------
Gross expenses                                                            28,045,775
   Expense reductions                                                         (8,934)
------------------------------------------------------------------------------------
NET EXPENSES                                                              28,036,841
------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                    169,926,415
------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS:
Net realized loss on investments and foreign
  currency related transactions                                         (188,485,143)
Net change in unrealized appreciation/depreciation
  on investments and foreign currency related transactions              (180,211,498)
====================================================================================
NET REALIZED AND UNREALIZED LOSS                                        (368,696,641)
====================================================================================
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $(198,770,226)
====================================================================================


SEE NOTES TO FINANCIAL STATEMENTS.                                            23

STATEMENTS OF CHANGES IN NET ASSETS


                                                     SIX MONTHS
                                                          ENDED
                                                   JUNE 30, 2002            YEAR ENDED
INCREASE IN NET ASSETS                               (UNAUDITED)      DECEMBER 31, 2001
OPERATIONS:
Net investment income                              $  169,926,415     $  302,054,532
Net realized loss on investments and
   foreign currency related transactions             (188,485,143)      (303,190,014)
Net change in unrealized appreciation/
   depreciation on investments and foreign
   currency related transactions                     (180,211,498)       165,992,643
----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                         (198,770,226)       164,857,161
========================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                           (111,970,895)      (190,144,139)
   Class B                                            (46,427,508)       (73,039,481)
   Class C                                            (29,176,912)       (44,233,257)
   Class P                                               (405,880)          (382,329)
   Class Y                                             (2,265,953)        (3,999,293)

Paid-in Capital
   Class A                                                      -        (10,266,352)
   Class B                                                      -         (3,944,582)
   Class C                                                      -         (2,388,972)
   Class P                                                      -            (20,203)
   Class Y                                                      -           (215,496)
----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                  (190,247,148)      (328,634,104)
----------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                   1,004,448,770      1,522,183,083
Reinvestment of distributions                         125,908,656        221,016,024
Cost of shares reacquired                            (394,598,872)      (639,840,303)
----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS                                 735,758,554      1,103,358,804
========================================================================================
Net increase in net assets                            346,741,180        939,581,861
========================================================================================
NET ASSETS:
Beginning of period                                 4,320,840,904      3,381,259,043
----------------------------------------------------------------------------------------
END OF PERIOD                                      $4,667,582,084     $4,320,840,904
========================================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME    $ (24,847,156)   $    (4,526,423)
========================================================================================


24                                            SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS



                                                 SIX MONTHS
                                                    ENDED                YEAR ENDED 12/31
                                                  6/30/2002  ----------------------------------------------
                                                 (UNAUDITED)   2001      2000      1999      1998      1997


 PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
 NET ASSET VALUE,
   BEGINNING OF PERIOD                              $ 7.91     $8.23     $9.05     $9.45    $9.76    $ 9.41
                                                 =========    ========  ========   ======   =======  ========

 Investment operations

   Net investment income                               .29(b)    .65(b)    .68(b)    .75(b)   .76(b)    .75(b)

   Net realized and
     unrealized gain (loss)                           (.59)     (.26)     (.75)     (.40)    (.31)      .40
                                                 ---------    --------  --------   ------   -------  --------
     Total from investment
     operations                                       (.30)      .39      (.07)      .35      .45      1.15
                                                 ---------    --------  --------   ------   -------  --------

 Distributions to shareholders from:

   Net investment income                             (.33)     (.67)     (.75)     (.75)    (.76)     (.80)

   Paid-in capital                                   -         (.04)     -         -        -         -
                                                 ---------    --------  --------   ------   -------  --------

     Total Distributions                              (.33)     (.71)     (.75)     (.75)    (.76)     (.80)
                                                 ---------    --------  --------   ------   -------  --------
 NET ASSET VALUE, END OF PERIOD                     $ 7.28       $7.91     $8.23    $9.05     $9.45    $ 9.76
                                                 =========    ========  ========   ======   =======  ========
 Total Return(a)                                    (3.96)%(c)    4.86%    (.86)%    3.91%     4.76%    12.70%

 RATIOS TO AVERAGE NET ASSETS

   Expenses, including expense
     reductions                                        .49%(c)  1.02%     1.00%      .92%     .88%      .89%

   Expenses, excluding expense
     reductions                                        .49%(c)  1.02%     1.01%      .92%     .88%      .89%

   Net investment income                              3.79%(c)  7.96%     7.88%     8.17%    7.85%     7.89%



                                  SIX MONTHS
                                    ENDED                            YEAR ENDED 12/31
                                  6/30/2002   ---------------------------------------------------------
 SUPPLEMENTAL DATA:              (UNAUDITED)      2001       2000        1999        1998      1997
-------------------------------------------------------------------------------------------------------
 Net assets, end of period (000)  $2,639,801  $2,500,544  $2,065,319  $2,328,531  $2,320,163 $2,071,047

 Portfolio turnover rate               21.35%      55.44%      66.03%      67.93%      86.48%     89.14%
=======================================================================================================


SEE NOTES TO FINANCIAL STATEMENTS.                                      25



                           SIX MONTHS
                              ENDED                YEAR ENDED 12/31
                            6/30/2002  ----------------------------------------------
                           (UNAUDITED)   2001      2000      1999      1998      1997
 PER SHARE OPERATING
   PERFORMANCE
   (CLASS B SHARES)
 NET ASSET VALUE,
   BEGINNING OF PERIOD        $ 7.92     $8.23    $ 9.05     $9.44    $9.75    $ 9.41
                           =========    ========  ========   ======   =======  ========
 Investment operations

   Net investment income         .27(b)    .60(b)    .63(b)    .69(b)   .69(b)    .68(b)

   Net realized and
     unrealized gain (loss)     (.59)     (.25)     (.76)     (.39)    (.31)      .38
                           ---------    --------  --------   ------   -------  --------
     Total from investment
     operations                 (.32)      .35      (.13)      .30      .38      1.06
                           ---------    --------  --------   ------   -------  --------

 Distributions to
   shareholders from:

   Net investment income        (.31)     (.63)     (.69)     (.69)    (.69)     (.72)

   Paid-in capital              -         (.03)     -         -        -         -
                           ---------    --------  --------   ------   -------  --------
     Total Distributions        (.31)     (.66)     (.69)     (.69)    (.69)     (.72)
                           ---------    --------  --------   ------   -------  --------
 NET ASSET VALUE, END OF      $ 7.29     $7.92    $ 8.23     $9.05    $9.44    $ 9.75
  PERIOD                   =========    ========  ========   ======   =======  ========
 Total Return(a)               (4.22)%(c) 4.29%    (1.52)%    3.29%    3.98%    11.85%

 RATIOS TO AVERAGE NET
   ASSETS
   Expenses, including
      expense reductions        .80%(c)  1.63%     1.61%     1.60%    1.60%     1.63%

   Expenses, excluding
     expense reductions         .80%(c)  1.63%     1.62%     1.60%    1.60%     1.63%

   Net investment income        3.49%(c)  7.35%     7.26%     7.49%    7.13%     7.06%


                                  SIX MONTHS
                                    ENDED                            YEAR ENDED 12/31
                                  6/30/2002   --------------------------------------------------------
 SUPPLEMENTAL DATA:              (UNAUDITED)      2001       2000        1999        1998      1997
------------------------------------------------------------------------------------------------------

 Net assets, end of period (000)  $1,183,107   $1,105,501    $786,786    $840,533   $671,047  $374,896

 Portfolio turnover rate               21.35%       55.44%      66.03%      67.93%     86.48%    89.14%
------------------------------------------------------------------------------------------------------


26                                    SEE NOTES TO FINANCIAL STATEMENTS.



                           SIX MONTHS
                              ENDED                YEAR ENDED 12/31
                            6/30/2002  ----------------------------------------------
                           (UNAUDITED)   2001      2000      1999      1998      1997
 PER SHARE OPERATING
   PERFORMANCE (CLASS C
   SHARES)
 NET ASSET VALUE,
   BEGINNING OF PERIOD        $ 7.93     $8.24    $ 9.06     $9.46    $9.77    $ 9.41
                           =========    ========  ========   ======   =======  ========
 Investment operations

   Net investment income         .27(b)    .60(b)    .63(b)    .69(b)   .69(b)    .69(b)

   Net realized and
     unrealized gain (loss)     (.59)     (.25)     (.76)     (.40)    (.31)      .39
                           ---------    --------  --------   ------   -------  --------
     Total from investment
     operations                 (.32)      .35      (.13)      .29      .38      1.08
                           ---------    --------  --------   ------   -------  --------

 Distributions to
    shareholders from:

   Net investment income        (.31)     (.63)     (.69)     (.69)    (.69)     (.72)

   Paid-in capital              -         (.03)     -         -        -         -
                           ---------    --------  --------   ------   -------  --------

     Total Distributions        (.31)     (.66)     (.69)     (.69)    (.69)     (.72)
                           ---------    --------  --------   ------   -------  --------
 NET ASSET VALUE, END OF      $ 7.30     $7.93    $ 8.24     $9.06    $9.46    $ 9.77
     PERIOD                =========    ========  ========   ======   =======  ========
 Total Return(a)               (4.21)%(c) 4.29%    (1.52)%    3.17%    3.98%    11.97%

 RATIOS TO AVERAGE NET
    ASSETS

   Expenses, including
     expense reductions          .73%(c)  1.62%     1.65%     1.60%    1.60%     1.58%

   Expenses, excluding
       expense reductions        .73%(c)  1.62%     1.66%     1.60%    1.60%     1.58%

   Net investment income        3.56%(c)  7.36%     7.26%     7.49%    7.13%     7.16%



                                  SIX MONTHS
                                    ENDED                            YEAR ENDED 12/31
                                  6/30/2002   --------------------------------------------------------
 SUPPLEMENTAL DATA:              (UNAUDITED)      2001       2000        1999        1998      1997
------------------------------------------------------------------------------------------------------
 Net assets, end of period (000)   $772,900      $662,848    $483,885     $557,149   $521,103  $420,241

 Portfolio turnover rate              21.35%        55.44%      66.03%       67.93%     86.48%    89.14%
------------------------------------------------------------------------------------------------------


SEE NOTES TO FINANCIAL STATEMENTS.                                          27


                                   SIX MONTHS
                                      ENDED              YEAR ENDED 12/31      8/21/1998(d)
                                    6/30/2002      --------------------------      TO
                                   (UNAUDITED)      2001       2000      1999   12/31/1998

 PER SHARE OPERATING PERFORMANCE
   (CLASS P SHARES)

 NET ASSET VALUE, BEGINNING OF PERIOD   $ 8.02     $8.33     $9.05    $9.45     $9.54
                                       =========  ========  ========  ========  =========

 Investment operations

   Net investment income                   .29(b)    .64(b)    .67(b)   .73(b)    .25(b)

   Net realized and unrealized loss       (.60)     (.24)     (.65)    (.39)     (.09)
                                       ---------  --------  --------  --------  ---------
     Total from investment operations     (.31)      .40       .02      .34       .16
                                       ---------  --------  --------  --------  ---------

 Distributions to shareholders from:

   Net investment income                  (.33)     (.67)     (.74)    (.74)     (.25)

   Paid-in capital                        -         (.04)     -        -         -
                                       ---------  --------  --------  --------  ---------

     Total Distributions                  (.33)     (.71)     (.74)    (.74)     (.25)
                                       ---------  --------  --------  --------  ---------
 NET ASSET VALUE, END OF PERIOD         $ 7.38     $8.02     $8.33    $9.05     $9.45
                                       =========  ========  ========  ========  =========
 Total Return(a)                         (4.03)%(c) 4.90%      .06%    3.86%     1.73%(c)

 RATIOS TO AVERAGE NET ASSETS

   Expenses, including expense
     reductions                            .52%(c)  1.08%     1.06%    1.05%      .38%(c)

   Expenses, excluding expense
     reductions                            .52%(c)  1.08%     1.07%    1.05%      .38%(c)

   Net investment income                  3.77%(c)  7.88%     7.83%    8.10%     2.90%(c)



                                   SIX MONTHS
                                      ENDED         YEAR ENDED 12/31      8/21/1998(d)
                                    6/30/2002  --------------------------      TO
 SUPPLEMENTAL DATA:                (UNAUDITED)  2001      2000      1999   12/31/1998
----------------------------------------------------------------------------------------
 Net assets, end of period (000)    $13,395    $7,017    $1,385     $229       $-+

 Portfolio turnover rate                 21.35%    55.44%    66.03%   67.93%    86.48%
----------------------------------------------------------------------------------------


28                                  SEE NOTES TO FINANCIAL STATEMENTS.


                                   SIX MONTHS
                                      ENDED              YEAR ENDED 12/31      8/21/1998(d)
                                    6/30/2002      --------------------------      TO
                                   (UNAUDITED)      2001       2000      1999   12/31/1998

 PER SHARE OPERATING PERFORMANCE
    (CLASS Y SHARES)

 NET ASSET VALUE, BEGINNING OF PERIOD   $ 7.90     $8.21     $9.04    $9.44     $9.98
                                       =========  ========  ========  ========  =========

 Investment operations

   Net investment income                   .31(b)    .68(b)    .71(b)   .78(b)    .59(b)

   Net realized and unrealized loss       (.59)     (.24)     (.76)    (.40)     (.54)
                                       ---------  --------  --------  --------  ---------
     Total from investment operations     (.28)      .44      (.05)     .38       .05
                                       ---------  --------  --------  --------  ---------

 Distributions to shareholders from:

   Net investment income                  (.35)     (.71)     (.78)    (.78)     (.59)

   Paid-in capital                        -         (.04)     -        -         -
                                       ---------  --------  --------  --------  ---------

     Total Distributions                  (.35)     (.75)     (.78)    (.78)     (.59)
                                       ---------  --------  --------  --------  ---------
 NET ASSET VALUE, END OF PERIOD         $ 7.27     $7.90     $8.21    $9.04     $9.44
                                       =========  ========  ========  ========  =========
 Total Return(a)                         (3.75)%(c) 5.44%     (.61)%   4.27%      .55%(c)

 RATIOS TO AVERAGE NET ASSETS

   Expenses, including expense
     reductions                            .30%(c)   .63%      .61%     .60%      .46%(c)

   Expenses, excluding expense
     reductions                            .30%(c)   .63%      .62%     .60%      .46%(c)

   Net investment income                  3.99%(c)  8.36%     8.26%    8.52%     6.24%(c)




                                   SIX MONTHS
                                      ENDED         YEAR ENDED 12/31         8/21/1998(d)
                                    6/30/2002  --------------------------        TO
 SUPPLEMENTAL DATA:                (UNAUDITED)  2001      2000      1999     12/31/1998
----------------------------------------------------------------------------------------

 Net assets, end of period (000)    $58,379      $44,931   $43,884  $51,181    $27,811

 Portfolio turnover rate              21.35%       55.44%    66.03%   67.93%     86.48%
----------------------------------------------------------------------------------------


 (a) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
 (b) Calculated using average shares
     outstanding during the period.
 (c) Not annualized.
 (d) Commencement of offering of class shares.
  +  Amount less than $1,000.

 SEE NOTES TO FINANCIAL STATEMENTS.                                  29

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "Act") as a diversified open-end management investment company incorporated under Maryland law. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which permit management to make certain estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements. Actual results could differ from those estimates.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on national or foreign securities exchanges are valued at the last quoted sales price, or if no sales price is available, at the mean between the latest bid and asked prices on such exchanges or, in the case of bonds, in the over-the-counter market if, in the judgment of the Company's officers, that market more accurately reflects the market value of the bonds. Securities traded only in the over-the-counter market are valued at the mean between the latest bid and asked prices, except that securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITIES TRANSACTIONS-Securities transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of the Company to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses excluding class specific expenses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, Class B, Class C and Class P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) FOREIGN TRANSACTIONS-Transactions denominated in foreign currencies are recorded in the Company's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates.

(g) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS-The Company may enter into forward foreign currency exchange contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in net realized gain or loss on investments and foreign currency related transactions. At June 30, 2002, there are no open forward foreign currency exchange contracts.

3.  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE

The Company has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Company with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Company's investment portfolio. The management fee is based on average daily net assets at the following annual rates:

------------------------------------------------------------------------------


First $500 million         .50%
Over $500 million          .45%


12b-1 DISTRIBUTION PLAN

The Company has adopted a distribution plan (the "Plan") with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:


FEE                       CLASS A(3)          CLASS B         CLASS C          CLASS P
-------------------------------------------------------------------------------------
Service                       .25%(1)          .25%            .25%             .20%
Distribution                  .10%(2)          .75%            .75%             .25%


(1) Annual service fee of shares sold prior to June 1, 1990 is 0.15% of the average daily net asset value.

(2) In addition, the Company pays a one-time distribution fee of up to 1% on certain qualifying purchases, which is generally amortized over a two-year period

(3) In addition, the Company pays an incremental marketing expense of approximately .03% of average net assets of Class A.

Class Y does not have a distribution plan.

The Company, along with certain other funds managed by Lord Abbett (the "Underlying Funds") has entered into a Servicing Arrangement with Balanced Series of Lord Abbett Investment Trust pursuant to which the Underlying Funds will pay a portion of the expenses of Balanced Series in proportion to the average daily value of shares owned by Balanced Series. Accrued expenses include $63,863 and other expenses include $81,088 pursuant to this Servicing Arrangement.

COMMISSIONS

Distributor received the following commissions on sales of Class A shares of the Company after concessions were paid to authorized dealers for the six months ended June 30, 2002:


DISTRIBUTOR COMMISSIONS                   DEALERS CONCESSIONS
---------------------------------------------------------------------
$2,161,178                                         $11,205,939


Certain of the Company's officers and Directors have an interest in Lord
Abbett.

4.  DISTRIBUTIONS & CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid monthly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in capital.

At fiscal year end December 31, 2001, the capital loss carryforwards along with the related expiration dates are as follows:


       2003       2007             2008            2009          TOTAL
-------------------------------------------------------------------------
$11,240,802    $90,010,893   $74,455,357     $302,827,110    $478,534,162

The tax character of distributions paid during the six months ended June 30, 2002 and the fiscal year ended December 31, 2001 is as follows:


                                              JUNE 30, 2002    DECEMBER 31, 2001
---------------------------------------------------------------------------------
Distributions paid from:
   Ordinary Income                             $190,247,148         $311,798,499
   Net long-term capital gains                            -                    -
---------------------------------------------------------------------------------
Total Taxable distributions                    $190,247,148         $311,798,499
   Tax return of capital                                  -           16,835,605
---------------------------------------------------------------------------------
Total Distributions Paid                       $190,247,148         $328,634,104
---------------------------------------------------------------------------------


5.  PORTFOLIO SECURITIES TRANSACTIONS

The Company may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Company. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned.

As of June 30, 2002, the value of securities loaned for Bond Debenture Fund was $555,286,430. These loans were collateralized by cash of $570,408,560, which is invested in a restricted money market account. Income from securities lending of $315,978 is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Purchases and sales of investment securities (other than short-term investments) for the six months ended June 30, 2002 are as follows:


PURCHASES                         SALES
----------------------------------------
$1,630,795,952             $972,371,174

As of June 30, 2002, the aggregate cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation on investments based on cost for federal income tax purposes were as follows:

                         GROSS            GROSS             NET
                    UNREALIZED       UNREALIZED      UNREALIZED
TAX COST          APPRECIATION     DEPRECIATION    DEPRECIATION
-----------------------------------------------------------------
$4,983,927,077    $101,299,576    $(526,971,700)  $(425,672,124)


6.  DIRECTORS' REMUNERATION

The Directors associated with Lord Abbett and all officers of the Company receive no compensation from the Company for acting as such. Outside Directors' fees are allocated among all funds in the Lord Abbett Family of Funds based on the net assets of each fund. The outside Directors may elect to defer receipt of such fees. The deferred fees earn a return based on the performance of the Company and other funds within the Lord Abbett Family of Funds. Such cost and earnings accrued thereon are included in Directors' fees on the Statement of Operations and are not deductible for federal income tax purposes until such amounts are paid. There is a Defined Contribution Plan available to all Directors.

7.  EXPENSE REDUCTIONS

The Company has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Company's expenses.

8.  LINE OF CREDIT

The Company, along with certain other funds managed by Lord Abbett, has available a $145,000,000 unsecured revolving credit facility ("Facility"), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is an annual rate of 0.09%. At June 30, 2002, there were no loans outstanding pursuant to this Facility, nor was the Facility utilized at any time during the period.

9. SUMMARY OF CAPITAL TRANSACTIONS

The Company has authorized 1.5 billion shares of $0.001 par value capital stock designated as follows: 540 million Class A shares, 200 million Class B shares, 300 million Class C shares, 160 million Class P shares and 300 million Class Y shares.


                                                 SIX MONTHS ENDED                          YEAR ENDED
                                        JUNE 30, 2002 (UNAUDITED)                   DECEMBER 31, 2001
-----------------------------------------------------------------------------------------------------
CLASS A SHARES                      SHARES           AMOUNT            SHARES                  AMOUNT
-----------------------------------------------------------------------------------------------------
Shares sold                         67,377,434       $520,132,903       94,020,510     $ 766,487,674
Reinvestment of distributions       11,094,336         85,575,719       18,454,243       150,288,966
Shares reacquired                  (31,914,437)      (245,159,958)     (47,551,016)     (386,219,678)
-----------------------------------------------------------------------------------------------------
Increase                            46,557,333       $360,548,664       64,923,737      $530,556,962
-----------------------------------------------------------------------------------------------------
CLASS B SHARES
-----------------------------------------------------------------------------------------------------
Shares sold                         30,731,755       $237,837,666       54,683,613      $447,338,590
Reinvestment of distributions        3,158,832         24,394,892        5,149,893        42,024,122
Shares reacquired                  (11,108,105)       (85,458,959)     (15,898,351)     (129,125,879)
-----------------------------------------------------------------------------------------------------
Increase                            22,782,482       $176,773,599        43,935,15       $360,236,833
-----------------------------------------------------------------------------------------------------
CLASS C SHARES
-----------------------------------------------------------------------------------------------------
Shares sold                         28,605,443       $221,721,702       34,003,263      $278,612,852
Reinvestment of distributions        1,739,934         13,451,976        2,966,690        24,271,673
Shares reacquired                   (8,058,731)       (62,046,960)     (12,135,216)      (98,785,321)
-----------------------------------------------------------------------------------------------------
Increase                            22,286,646       $173,126,718       24,834,737     $ 204,099,204
-----------------------------------------------------------------------------------------------------
CLASS P SHARES
-----------------------------------------------------------------------------------------------------
Shares sold                          1,132,254       $  8,838,127          877,215     $   7,313,434
Reinvestment of distributions           34,341            267,690           31,774           261,466
Shares reacquired                     (226,471)        (1,769,488)        (199,879)       (1,625,267)
-----------------------------------------------------------------------------------------------------
Increase                               940,124       $  7,336,329          709,110     $   5,949,633
-----------------------------------------------------------------------------------------------------
CLASS Y SHARES
-----------------------------------------------------------------------------------------------------
Shares sold                          2,078,809       $ 15,918,372        2,793,020     $  22,430,533
Reinvestment of distributions          288,487          2,218,379          513,176         4,169,797
Shares reacquired                      (21,066)          (163,507)      (2,960,655)      (24,084,158)
-----------------------------------------------------------------------------------------------------
Increase                             2,346,230       $ 17,973,244          345,541     $   2,516,172
-----------------------------------------------------------------------------------------------------

SHAREHOLDER MEETING RESULTS (UNAUDITED)

A Meeting of Shareholders of the Company was held on July 18, 2002. On May 8, 2002, the record date for shareholders voting at the meeting, there were 622,243,018.155 total outstanding shares. The shareholders of the Company considered the following proposal and the results of their voting were as follows:

1. To elect the Company's Board Members


                                            FOR                AGAINST
----------------------------------------------------------------------------
Robert S. Dow                            529,167,628.441      4,702,025.178
E. Thayer Bigelow                        529,150,740.087      4,718,913.532
William H. T. Bush                       529,093,581.052      4,776,072.567
Robert B. Calhoun, Jr.                   529,162,875.045      4,706,778.574
Stewart S. Dixon                         528,897,265.055      4,972,388.564
Franklin W. Hobbs                        529,177,324.813      4,692,328.806
C. Alan MacDonald                        528,976,665.792      4,892,987.827
Thomas J. Neff                           529,164,056.499      4,705,597.120
James F. Orr, III                        529,142,763.521      4,726,890.098


[LORD ABBETT(R) LOGO]

             This report when not used for the
        general information of shareholders of the
            Fund, is to be distributed only if
                 preceded or accompanied
              by a current Fund Prospectus.

     Lord Abbett Mutual Fund shares are distributed by:
              LORD ABBETT DISTRIBUTOR LLC
     90 Hudson Street - Jersey City, New Jersey 07302-3973
              Lord Abbett Bond-Debenture Fund, Inc.

LABD-3-602
(8/02)